Average Annual Total Returns - Institutional Class 1	12 Months Ended	60 Months Ended	120 Months Ended	260 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent	4.23%	3.17%	2.10%	2.35%
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.49%	1.87%	1.24%	1.44%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.49%	1.87%	1.24%	1.44%